Cover	Sep. 05, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 05, 2025
Entity Registrant Name	Cinemark Holdings, Inc.
Entity Central Index Key	0001385280
Entity Emerging Growth Company	false
Entity File Number	001-33401
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-5490327
Entity Address, Address Line One	3900 Dallas Parkway
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75093
City Area Code	972
Local Phone Number	665-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CNK
Security Exchange Name	NYSE
Cinemark USA Inc [Member]
Document Information [Line Items]
Entity Registrant Name	Cinemark USA, Inc.
Entity Central Index Key	0000885975
Entity Emerging Growth Company	false
Entity File Number	033-47040
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	75-2206284
Entity Address, Address Line One	3900 Dallas Parkway
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75093
City Area Code	972
Local Phone Number	665-1000